Cover	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Indaptus Therapeutics Inc. with the U.S. Securities and Exchange Commission on April 23, 2026 (the “Original Report”). This Amendment is being filed solely to reflect that, subsequent to the filing of the Original Report, the Company was informed by the director identified in the Original Report as Yí Zhang (Johnny) that he had changed his legal name to Johnny Fox Arrowsmith. Dr. Arrowsmith uses “Yi Zhang” as his professional name. The disclosure in the Original Report has been updated accordingly to reflect the director’s current legal name. Except as expressly set forth herein, this Amendment does not modify or update any other disclosures contained in the Original Report, and this Amendment should be read in conjunction with the Original Report. The Original Report otherwise continues to speak as of the date originally filed.
Document Period End Date	Apr. 22, 2026
Entity File Number	001-40652
Entity Registrant Name	INDAPTUS THERAPEUTICS, INC.
Entity Central Index Key	0001857044
Entity Tax Identification Number	86-3158720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle 15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	427-2727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false